Other Employee-Related Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Other Employee-Related Obligations
Schedule of other employee-related liabilities

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Other employee-related liabilities	3,753	450	4,204	4,208	598	4,806
/ Other non-financial liabilities	4,849	524	5,373	5,537	749	6,286
Other employee-related liabilities as % of / Other non-financial liabilities	77	86	78	76	80	76